Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure - Additional information (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure
Non-interest bearing long-term loan payable	$ 6,817	$ 5,223
Long-term liabilities	$ 476	$ 791